DWS Health and Wellness Fund Annual Fund Operating Expenses - Class ACIS [Member] - DWS Health and Wellness Fund	May 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	September 30, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.33%	[1]
Expenses (as a percentage of Assets)	1.34%
Fee Waiver or Reimbursement	(0.01%)
Net Expenses (as a percentage of Assets)	1.33%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.39%	[1]
Expenses (as a percentage of Assets)	2.16%
Fee Waiver or Reimbursement	(0.08%)
Net Expenses (as a percentage of Assets)	2.08%
INST Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.03%
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[1]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.05%

[1]	“Other expenses” are restated to exclude fees related to proxy expenses. “Other expenses” would have been 0.34%, 0.40%, 0.27% and 0.29% for Class A, Class C, Institutional Class and Class S, respectively, had proxy expenses been included.